SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax expenses		$ 228,402	$ 47,875
Deferred income tax recovery	(20,591)	(54,206)	(1,904)
Income tax expense (credit)	$ (20,591)	$ 174,196	$ 45,971